Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Selling, general and administrative expenses
Selling, general and administrative expense	€ 147,691	€ 148,172	€ 157,151
Decrease in selling, general and administrative (SG&A) expense	(500)
Selling, general and administrative (SG&A) expense	147,691	148,172	157,151
Share-based compensation expenses	30,000	52,300
Selling, general and administrative expenses
Selling, general and administrative expenses
Personnel-related expenses	(119,450)	(122,695)	(133,710)
Thereof contributions to defined contribution plans	(259)	(34)
Rental and other facility-related expenses	(2,668)	(2,252)	(2,197)
IT expenses	(8,911)	(7,647)	(6,636)
Insurances and fees	(3,082)	(4,145)	(2,833)
Travel costs	(2,896)	(1,390)	(143)
IPO preparation and transaction costs			(6,984)
Other transaction-related, certain legal and other expenses	(5,446)	(2,493)
Consulting and other services	(920)	(4,342)	(2,140)
Other	(4,319)	(3,207)	(2,508)
Total selling, general and administrative expense	€ (147,691)	€ (148,172)	€ (157,151)